FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value for liabilities measured on a recurring basis
	Fair Value at June 30, 2020
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Short-term loans	-	-	(138)	(138)
Warrants issued in connection with Long-term loans	-	-	(3,512)	(3,512)
Warrants issued in connection with Senior Secured Debt	-	-	(3,926)	(3,926)
Bifurcated conversion option in connection with Auctus $700,000 loan on December 17, 2019	-	-	-	-
Total long-term liabilities at fair value	$-	$-	$(7,576)	$(7,576)

	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-term loans	-	-	(83)	(83)
Warrants issued in connection with Long-term loans	-	-	(893)	(893)
Warrants issued in connection with Senior Secured Debt	-	-	(4,002)	(4,002)
Bifurcated conversion option in connection with Auctus $700,000 loan on December 17, 2019	-	-	-	-
Total long-term liabilities at fair value	$-	$-	$(5,092)	$(5,092)

	Fair Value at December 31, 2019
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-term loans	-	-	(83)	(83)
Warrants issued in connection with Long-term loans	-	-	(893)	(893)
Warrants issued in connection with Senior Secured Debt	-	-	(4,002)	(4,002)
Embedded derivative due to the conversion option that needed to be bifurcated for the Auctus $700,000 loan on December 17, 2019	-	-	-	-
Total long-term liabilities at fair value	$-	$-	$(5,092)	$(5,092)

Changes to Level 3 instruments
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Distributor Debt	Short-Term Loans	Senior Secured Debt	Long-Term Loans	Total

Balance, December 31, 2019	$(114)	$(83)	$(4,002)	$(893)	$(5,092)
Warrants exchanged for fixed price warrants	67	-	-	-	67
Change in fair value during the year	47	(55)	76	(2,619)	(2,551)
Balance, June 30, 2020	$-	$(138)	$(3,926)	$(3,512)	$(7,576)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Distributor Debt	Short-Term Loans	Senior Secured Debt	Long-Term Loans	Total
Balance, December 31, 2018	$(114)	$-	$(4,614)	$-	$(4,728)
Warrants issued during the year	-	(108)	-	(636)	(744)
Change in fair value during the year	-	25	612	(257)	380
Balance, December 31, 2019	$(114)	$(83)	$(4,002)	$(893)	$(5,092)